Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Capital Stock Prior To and Immediately After Stock Split
The capital stock of the Company prior to and immediately after the Stock Split is as follows:
Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.22%	62.96%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.78%	37.04%
L	Public float	525,208,065	25.01%	0%
Total		2,100,832,262	100%	100%
Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.22%	55.97%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.78%	32.92%
B	Public float	1,575,624,195	9.38%	11.11%
L	Public float	2,626,040,325	15.63%	0%
Total		16,806,658,096	100%	100%

As of December 31, 2019, 2018 and 2017, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

Summary of Capital Stock

	Thousands of Shares
Series of shares	2019	2018	2017
“A”	7,936,628	7,936,628	7,936,628
“B”	1,575,624	1,575,624	1,575,624
“D”	4,668,366	4,668,366	4,668,366
“L”	2,626,040	2,626,040	2,626,040

	16,806,658	16,806,658	16,806,658

Summary of Changes in Share
The changes in the share are as follows:

	Thousands of Shares
Series of shares (1)	2019	2018	2017
Initial shares	16,806,658	16,806,658	16,659,232
Shares issuance	—	—	147,426

Final shares	16,806,658	16,806,658	16,806,658

(1)	The information for the years ended December 31, 2018 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split occurred in March 2019.

Summary of Dividends Declared and Paid
For the years ended December 31, 2019, 2018 and 2017 the dividends declared and paid per share by the Company are as follows:

Series of shares	2019 (1)		2018		2017
“A”	Ps.	3,512	Ps.	3,323	Ps.	3,280
“D”		2,066		1,955		1,929
“L”		1,162		1,100		1,085
“B”		697		660		651

	Ps.	7,437	Ps.	7,038	Ps.	6,945

(1)
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 14, 2019, the shareholders declared a dividend of Ps. 7,437 that was paid in May 3, 2019 and November 1, 2019. Represents a dividend of Ps. 3.54 per each ordinary share.